Fixed Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Fixed Assets

Note 7 – Fixed Assets

Fixed assets consist of the following at June 30, 2022 and December 31, 2021, respectively:

	June 30,	December 31,
	2022	2021
Land	$138,248	$138,248
Buildings	473,971	473,971
Office equipment	59,984	56,502
Furniture and fixtures	34,409	34,409
Equipment and machinery	423,548	383,829
	1,130,160	1,086,959
Less: accumulated depreciation	(108,603)	(83,946)
Total	$1,021,557	$1,003,013

Depreciation and amortization expense totaled $24,657 and $22,998 for the six months ended June 30, 2022 and 2021, respectively.

Note 9 – Fixed Assets

Fixed assets consist of the following at December 31, 2021 and 2020, respectively:

	December 31,	December 31,
	2021	2020
Land	$138,248	$138,248
Buildings	473,971	41,665
Office equipment	56,502	44,027
Furniture and fixtures	34,409	27,914
Equipment and machinery	383,829	185,169
Construction in progress	-	345,036
	1,086,959	782,059
Less: accumulated depreciation	(83,946)	(55,239)
Total	$1,003,013	$726,820

Construction in progress consisted of equipment and capital improvements on the Popayán farm that were not placed in service until the year ended December 31, 2021.

On November 30, 2021, the Company disposed of a building that was damaged in a storm at the Popayán farm. No proceeds were received on the disposal, resulting in a loss on disposal of fixed assets of $53,925, which represented the net book value at the time of disposal.

On July 27, 2021, the Company sold a truck previously used at the Popayán farm. The Company received proceeds of $5,125 on the sale, resulting in a loss on disposal of fixed assets of $2,064, which represented the net book value at the time of disposal.

On July 1, 2021, the Company disposed of equipment used at the Popayán farm that is no longer in service. No proceeds were received on the disposals, resulting in a loss on disposal of fixed assets of $15,498, which represented the net book value at the time of disposal.

Depreciation and amortization expense totaled $40,321 and $33,610 for the years ended December 31, 2021 and 2020, respectively.